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APPENDIX I                      UNITED STATES                  OMB APPROVAL
                     SECURITIES AND EXCHANGE COMMISSION ------------------------
                            Washington, D.C. 20549      OMB Number:    3235-0458
                                                        Expires: August 31, 2000
                                                        Estimated average burden
                                                        hours per response.....1
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                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2


  Read instructions at end of Form before preparing Form. Please print or type.

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1.    Name and address of issuer:  The Orbitex Group of Funds
                                   410 Park Avenue
                                   New York, New York
                                   10022

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2.    The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities
      of the issuer, check the box but do not list series or classes):      [ ]

      Orbitex Asian High Yield Fund
      Orbitex Strategic Natural Resources Fund
      Orbitex Info-Tech & Communications Fund
      Orbitex Growth Fund
      Orbitex Asian Select Advisors Fund
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3.    Investment Company Act File Number:  811-8037


      Securities Act File Number: 333-20635


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4(a). Last day of fiscal year for which this Form is filed: April 30, 1998




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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
          Form.



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SEC 2393(9-97)



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5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities sold
           during the fiscal year pursuant to
           section 24(f):                                           $19,911,960
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    (ii)   Aggregate price of securities redeemed
           or repurchased during the fiscal year:        $7,510,767
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    (iii)  Aggregate price of securities redeemed or
           repurchased during any prior fiscal year
           ending no earlier than October 11, 1995
           that were not previously used to reduce
           registration fees payable to the
           Commission:                                   $        0
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    (iv)   Total available redemption credits
           [add items 5(ii) and 5(iii)]:                            $ 7,510,767
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    (v)    Net sales -- if item 5(i) is greater than
           item 5(iv) [subtract item 5(iv) from
           item 5(i)]:                                              $12,401,193
                                                                    -----------

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    (vi)   Redemption credits available for use in
           future years -- if item 5(i) is less than
           item 5(iv) [subtract item 5(iv) from
           item 5(i)]:                                   $       (0)
                                                         ----------
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    (vii)  Multiplier for determining registration fee
           (See Instruction C.9):                                 x     .000295
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    (viii) Registration fee due [multiply item 5(v) by
           item 5(vii)](enter "0" if no fee is due):              = $  3,658.35
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6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______.

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7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                  + $         0
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8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]

                                                                  = $  3,658.35
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9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                   7/28/98

       Method of Delivery:

                          [X] Wire Transfer
                          [ ] Mail or other means
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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                         By (Signature and Title)*: /s/ Mark Breault
                                                    --------------------------
                                                    Mark Breault
                                                    Vice President & Secretary


Date: 7/24/98
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* Please print the name and title of the signing officer below the signature.